Consolidated Balance Sheets (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ILS	Dec. 31, 2010 USD ($)	Dec. 31, 2010 ILS
Consolidated Balance Sheets [Abstract]
Trade receivables, allowances for doubtful accounts and sales reserves	$ 16,839		$ 21,270
Preferred shares, par value		0.01		0.01
Preferred shares, shares authorized	5,000,000	5,000,000	5,000,000	5,000,000
Preferred shares, shares issued	0	0	0	0
Preferred shares, shares outstanding	0	0	0	0
Deferred shares, par value		1		1
Deferred shares, shares authorized	10	10	10	10
Deferred shares, shares issued	1	1	1	1
Deferred shares, shares outstanding	1	1	1	1
Ordinary shares, par value		0.01		0.01
Ordinary shares, shares authorized	500,000,000	500,000,000	500,000,000	500,000,000
Ordinary shares, shares issued	261,223,970	261,223,970	261,223,970	261,223,970
Ordinary shares, shares outstanding	205,892,869	205,892,869	208,414,687	208,414,687
Treasury stock, shares	55,331,101	55,331,101	52,809,283	52,809,283